INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jan. 02, 2022	Jan. 03, 2021
Deferred tax assets:
Net operating loss carryforward	$ 32,486	$ 19,659
Reserves and accruals	1,698	7,766
Fixed assets	905	40
Total deferred tax assets	35,089	27,465
Valuation allowance	(29,906)	(16,795)
Total deferred tax assets, net of valuation allowance	5,183	10,670
Deferred tax liabilities:
Intangible assets and accruals	(1,150)	(1,050)
Total deferred tax liabilities	(1,150)	(1,050)
Net deferred tax assets	$ 4,033	$ 9,620